TAXATION (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Income tax expense	$ 2,208	$ 3,203	$ 2,085
Hong Kong [Member]
IfrsStatementLineItems [Line Items]
Income tax expense	2,195	3,203	2,085
Under provision	13
Cayman Islands [Member]
IfrsStatementLineItems [Line Items]
Income tax expense